EMPLOYEE AND DIRECTOR INCENTIVE PLANS - RSU Activity (FY) (Details) - Restricted Stock Units (RSUs) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 14, 2021	Mar. 31, 2021	Dec. 31, 2020
Number of Restricted Stock
Beginning balance (in shares)		1,197,000	0
Granted (in shares)	36,790	37,000	1,245,000
Forfeited/Canceled (in shares)		95,000	48,000
Vested (in shares)		0	0
Ending balance (in shares)		1,139,000	1,197,000
Vested at December 31, 2020 (in shares)		0	0
Exercisable at December 31, 2020 (in shares)			0
Weighted-Average Grant Date Fair Value
Beginning balance, Weighted average grant date fair value ($ per share)		$ 7.31	$ 0
Granted, Weighted average grant date fair value ($ per share)		11.65	7.31
Forfeited, Weighted average grant date fair value ($ per share)		11.65	7.31
Vested, Weighted average grant date fair value ($ per share)		0	0
Ending balance, Weighted average grant date fair value ($ per share)			7.31
Vested at December 31, 2020, Weighted average grant date fair value ($ per share)		$ 0	0
Exercisable at December 31, 2020, Weighted average grant date fair value ($ per share)			$ 0